Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data	Visiondigi [Member] Non-Controlling Interest [Member]	Visiondigi [Member]	Common Shares [Member]	Additional Paid- In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Statutory Reserve [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2008			$ 14	$ 142,681	$ (1,650)	$ 9,435	$ (17,019)	$ 2,782	$ 36,579	$ 172,822
Balance, shares at Dec. 31, 2008			137,778,145
Exercise of share options/vested restricted shares (note 14)				36						36
Exercise of share options/vested restricted shares (note 14), shares			1,141,619
Issuance of common shares			1							1
Issuance of common shares, shares			9,867,404
Share repurchase					(1,014)					(1,014)
Share repurchase, shares			(1,144,000)
Share-based compensation expenses - non-employees				39						39
Share-based compensation expenses - employees (note 2)				8,916						8,916
Net loss							(18,767)		(1,914)	(20,681)
Foreign currency translation adjustment						48			45	93
Unrealized gain on marketable equity security						2,945				2,945
Reclassification of unrealized gain on marketable equity security upon disposal						(2,461)				(2,461)
Purchase of equity interest in Visiondigi	1,128	1,128
Balance at Dec. 31, 2009			15	151,672	(2,664)	9,967	(35,786)	2,782	35,838	161,824
Balance, shares at Dec. 31, 2009			147,643,168
Exercise of share options/vested restricted shares (note 14)				78						78
Exercise of share options/vested restricted shares (note 14), shares			781,628
Share repurchase					(1,172)					(1,172)
Share repurchase, shares			(1,288,800)
Share-based compensation expenses - non-employees				19						19
Share-based compensation expenses - employees (note 2)				4,044						4,044
Net loss							(18,644)		(6,463)	(25,107)
Foreign currency translation adjustment						1,503			1,032	2,535
Unrealized gain on marketable equity security						1,280				1,280
Reclassification of unrealized gain on marketable equity security upon disposal						(367)				(367)
Capital contribution from non-controlling shareholder				602					2,296	2,898
Balance at Dec. 31, 2010			15	156,415	(3,836)	12,383	(54,430)	2,782	32,703	146,032
Balance, shares at Dec. 31, 2010			147,135,996
Exercise of share options/vested restricted shares (note 14), shares			116,500
Issuance of common shares, shares			4,000
Share repurchase					(2,654)					(2,654)
Share repurchase, shares			(7,303,200)
Share-based compensation expenses - non-employees				4						4
Share-based compensation expenses - employees (note 2)				2,417						2,417
Net loss							(28,200)		(11,918)	(40,118)
Foreign currency translation adjustment						1,835			1,474	3,309
Unrealized gain on marketable equity security						149				149
Reclassification of unrealized gain on marketable equity security upon disposal						(1,517)				(1,517)
Capital contribution from non-controlling shareholder				43					675	718
Balance at Dec. 31, 2011			$ 15	$ 158,879	$ (6,490)	$ 12,850	$ (82,630)	$ 2,782	$ 22,934	$ 108,340
Balance, shares at Dec. 31, 2011			139,953,296